CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital Reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2016	€ 51,449	€ 3,720	€ 75,827	€ (28,971)	€ 873	€ 87	€ 51,536
Loss for the period	(2,429)			(2,429)		(2)	(2,431)
Foreign currency translation	15				15		15
Balance at the end at Mar. 31, 2017	49,035	3,720	75,827	(31,400)	888	85	49,120
Balance at the beginning (Previously stated) at Dec. 31, 2017	43,847	3,720	76,227	(37,480)	1,380	71	43,918
Balance at the beginning (IFRS 15-Revenue from Contracts with Customers) at Dec. 31, 2017	(100)			(100)			(100)
Balance at the beginning (Initial application) at Dec. 31, 2017	43,684	3,720	76,227	(37,643)	1,380	71	43,755
Balance at the beginning (IFRS 9-Financial Instruments) at Dec. 31, 2017	(63)			(63)			(63)
Balance at the beginning at Dec. 31, 2017							43,918
Loss for the period | Previously stated							(1,573)
Loss for the period | IFRS 15-Revenue from Contracts with Customers							9
Loss for the period	(1,576)			(1,576)		(6)	(1,582)
Net changes in fair value of available for sale financial assets	(15)				(15)		(15)
Foreign currency translation	(64)				(64)		(64)
Equity-settled share-based payment	129		129				129
Balance at the end at Mar. 31, 2018	€ 42,158	€ 3,720	€ 76,356	€ (39,219)	€ 1,301	€ 65	€ 42,223